Research and Development (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Chemomab Therapeutics Ltd [Member]
Schedule of Research and Development

	Six Months ended	Three Months ended	Six Months ended	Three Months ended
	June 30, 2026	June 30, 2026	June 30, 2025	June 30, 2026
	USD thousands	USD thousands	USD thousands	USD thousands
Consultants and subcontractors	1,076	644	2,572	817
Salaries and related expenses	862	432	1,085	459
Lease and maintenance	22	11	58	31
Share-based compensation	79	37	22	(39)
Other expenses	28	18	43	19
	2,067	1,142	3,780	1,287

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2025	2024	2023
	USD thousands	USD thousands	USD thousands
Consultants and subcontractors	3,640	7,994	14,014
Salaries and related expenses	1,848	2,715	3,362
Lease and maintenance	79	101	137
Share-based compensation	158	401	407
Other expenses	108	116	461
	5,833	11,327	18,381